SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATIONCertain employees of EFLIC who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings. EFLOA was allocated $3.2 million, $2.8 million and $2.9 million of compensation costs, included in Operating expenses in the statements of operations - statutory basis, for share-based payment arrangements during each of the years ended December 31, 2020, 2019 and 2018, respectively.